Investments - Variable Interest Entities (Details) $ in Millions	Dec. 31, 2018 USD ($)
Investments, Debt and Equity Securities [Abstract]
Maximum loss exposure in recorded carrying value	$ 26.0
Carrying value of unfunded commitments